Preferred Stock and Stockholders' Equity - Schedule of assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	2 years 2 months 12 days
Expected dividend yield	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	3.60%	1.70%
Expected volatility	84.00%	82.00%
Expected term (in years)	5 years 3 months 18 days	5 years 2 months 12 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	4.40%	4.10%
Expected volatility	85.00%	86.00%
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days